SCHEDULE OF MOVEMENTS OF CRYPTOCURRENCIES (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Cryptocurrencies, opening balance		$ 829,165	$ 829,165
Receipt of cryptocurrencies from mining activities			4,108,372
Purchases of cryptocurrencies			1,066,338
Sales of cryptocurrencies			(5,017,732)
Payment of cryptocurrencies for other expenses			(151,869)
Realized gain on sale of cryptocurrencies		527,005	679,111
Impairment loss on cryptocurrencies		$ (1,179,078)	(1,517,172)
Others			3,787
Cryptocurrencies, ending balance